Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information (Unaudited)
Selected Quarterly Financial Information (Unaudited)

12. Selected Quarterly Financial Information (Unaudited)

Year Ended December 31, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Contract and grant revenue	$233	$133	$—	$21
Total operating expenses	$5,844	$7,003	$9,321	$12,169
Loss from operations	$(5,611)	$(6,870)	$(9,321)	$(12,148)
Total other income (expense)	$—	$1	$—	$2
Net loss	$(5,611)	$(6,869)	$(9,321)	$(12,146)
Net loss per share applicable to common stockholders, basic and diluted	$(2.52)	$(2.86)	$(3.66)	$(0.72)

Year Ended December 31, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Contract and grant revenue	$34	$533	$34	$33
Total operating expenses	$4,017	$4,567	$3,669	$4,271
Loss from operations	$(3,983)	$(4,034)	$(3,635)	$(4,238)
Total other income (expense)	$1	$1	$—	$—
Net loss	$(3,982)	$(4,033)	$(3,635)	$(4,238)
Net loss per share applicable to common stockholders, basic and diluted	$(2.71)	$(2.37)	$(1.97)	$(2.08)